Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)(3)		Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of initial fixed $100 investment based on: Total Shareholder	Net Income (Loss) (in thousands)
	PEO1 (1)	PEO1 (2)	PEO1 (1)	PEO1 (2)	NEOs ($)(4)	NEOs ($)(3)(4)	Return ($)(5)	($)(6)
2025	11,988,776	138,346	11,686,382	231,846	928,129	1,156,964	124.05	838
2024	1,467,914	462,995	1,932,745	361,509	1,767,232	2,042,549	122.14	4,572
2023	–	512,500	–	(239,254)	312,667	238,520	26.19	(46,185)

Named Executive Officers, Footnote [Text Block]

(1)	For 2025, represents compensation paid to Juho Sarvikas, who served as PEO commencing February 6, 2025. For 2024 represents compensation paid to Philip Brace, who served as PEO from February 24, 2024 through February 5, 2025.

(2)	For 2025, represents compensation paid to Philip Brace. For 2024 and 2023, represents compensation paid to Ashish Sharma, who served as PEO from March 1, 2022 through February 23, 2024.

Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The Summary Compensation Table (“SCT”) totals reported for the PEOs and the average of the other NEOs for each year were subject to the adjustments summarized in the two tables below as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid.” Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in the two tables below did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The following table shows the adjustments made to the SCT totals to calculate “compensation actually paid”:

	2025			2024			2023
	PEO1 $	PEO2 $	Average Non-PEO NEOs $	PEO1 $	PEO2 $	Average Non-PEO NEOs $	PEO1 $	Average Non-PEO NEOs $
Total Compensation from Summary Compensation Table	11,988,776	138,346	928,129	1,467,914	462,995	1,767,232	512,500	312,667
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,264,121)	–	(482,031)	(1,215,404)	–	(1,055,700)	–	(27,825)
Year-end fair value of unvested awards granted in the current year	10,961,767	–	457,529	1,026,000	–	1,179,900	–	16,536
Year-over-year difference of year-end fair values for unvested awards granted in prior years	–	–	(11,226)	164,097	(101,940)	85,161	(758,715)	(62,156)
Fair values at vest date for awards granted and vested in current year	–	–	–	297,404	–	–	–	–
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	–	93,500	264,563	192,734	455	65,957	6,961	(702)
Total Adjustments for Equity Awards	(302,394)	93,500	228,835	464,831	(101,486)	275,318	(751,754)	(74,147)
Compensation Actually Paid (as calculated)	11,686,382	231,846	1,156,964	1,932,745	361,509	2,042,549	(239,254)	238,520

(4)	Reflects the compensation of the following other NEOs: for 2025 and 2024, Steven Gatoff and Paul McClaskey; and for 2023, Steven Gatoff, Robert Barbieri and Doug Kahn.

(5)	Represents the value of a $100 investment in the Company’s shares as of December 31, 2022, valued again on each of December 31, 2023, 2024 and 2025.

(6)	Net income (loss) as reported in the Company’s audited financial statements.

Summary Compensation Table Total for Non-PEO NEO	$ 928,129	$ 1,767,232	$ 312,667
Non-PEO NEO Average Compensation Actually Paid Amount	1,156,964	2,042,549	238,520
Total Shareholder Return Amount	124.05	122.14	26.19
Net Income (Loss)	838,000	4,572,000	(46,185,000)
Adjustment to Compensation Amount	$ 228,835	$ 275,318	$ (74,147)
PEO Name	Juho Sarvikas	Philip Brace	Ashish Sharma
Juho Sarvikas [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,264,121)
Juho Sarvikas [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,961,767
Juho Sarvikas [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Juho Sarvikas [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Juho Sarvikas [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Philip Brace [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ (1,215,404)
Philip Brace [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,026,000
Philip Brace [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	164,097
Philip Brace [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	297,404
Philip Brace [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,500	192,734
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(482,031)	(1,055,700)	$ (27,825)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	457,529	1,179,900	16,536
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,226)	85,161	(62,156)
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	264,563	65,957	(702)
Ashish Sharma [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Ashish Sharma [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Ashish Sharma [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(101,940)	(758,715)
Ashish Sharma [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Ashish Sharma [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		455	6,961
Juho Sarvikas [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	11,988,776
PEO Actually Paid Compensation Amount	11,686,382
Adjustment to Compensation Amount	(302,394)
Philip Brace [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	138,346	1,467,914
PEO Actually Paid Compensation Amount	231,846	1,932,745
Adjustment to Compensation Amount	$ 93,500	464,831
Ashish Sharma [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO		462,995	512,500
PEO Actually Paid Compensation Amount		361,509	(239,254)
Adjustment to Compensation Amount		$ (101,486)	(751,754)
PEO1 [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO			0
PEO Actually Paid Compensation Amount			$ 0